CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows From Operating Activities:
Net income (loss)	$ 948,676	$ 603,655	$ 1,092,481
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	983,360	939,714	1,000,230
Equity in losses (earnings) of affiliates		1,975	(1,739)
Realized and unrealized losses (gains) on investments		18,933	(42,226)
Non-cash, stock-based compensation	15,387	12,227	15,349
Deferred tax expense (benefit) (Note 8)	182,859	(32,513)	180,245
Other, net	375	5,851	7,400
Change in noncurrent assets	443	6,507	7,744
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(98,131)	11,857	(98,957)
Changes in current assets and current liabilities:
Trade accounts receivable - other	(41,311)	56,460	(142,614)
Allowance for doubtful accounts	13,279	1,165	1,188
Advances to affiliates			78,578
Trade accounts receivable - EchoStar	24,192	(16,777)	(20,604)
Inventory	(228,625)	51,411	(157,761)
Other current assets	(8,781)	9,587	3,106
Trade accounts payable	20,200	(33,809)	(110,912)
Trade accounts payable - EchoStar	(31,913)	(28,087)	297,629
Advances from affiliates			(85,613)
Deferred revenue and other	(11,913)	(14,116)	(23,262)
Litigation accrual (Note 11)	225,456	361,024
Accrued programming and other accrued expenses	151,427	39,333	(65,106)
Net cash flows from operating activities	2,144,980	1,994,397	1,935,156
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(4,352,377)	(5,590,668)	(4,372,496)
Sales and maturities of marketable investment securities	4,468,529	4,277,251	4,595,360
Purchases of property and equipment	(1,547,523)	(922,420)	(1,155,377)
Change in restricted cash and marketable investment securities	(3,921)	(57,731)	79,898
Purchase of strategic investments included in noncurrent other investment securities	(11,742)	(1,214)
Proceeds from sale of strategic investments	4,000		106,200
Other	703		3
Net cash flows from investing activities	(1,442,331)	(2,294,782)	(746,412)
Cash Flows From Financing Activities:
Contribution of cash and cash equivalents to EchoStar in connection with the Spin-off			(27,723)
Proceeds from issuance of long-term debt		1,400,000	750,000
Deferred debt issuance costs		(23,090)	(4,972)
Repayment of long-term debt and capital lease obligations	(26,910)	(26,300)	(1,010,000)
Dividend to DISH Orbital Corporation		(1,050,000)	(1,150,000)
Capital distribution to affiliate	(266,699)		(130,299)
Net cash flows from financing activities	(293,609)	300,610	(1,572,994)
Net increase (decrease) in cash and cash equivalents	409,040	225	(384,250)
Cash and cash equivalents, beginning of period	98,226	98,001	482,251
Cash and cash equivalents, end of period	$ 507,266	$ 98,226	$ 98,001